TALCOTT RESOLUTION LIFE INSURANCE COMPANY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE

File No. 333-101927
Select Leaders Series II/IIR/III/IV
File No. 333-102628
Select Leaders Outlook Series I/IR/II
File No. 333-35000
Select Leaders Series I
File No. 333-69493
Select Dimensions Series II
File No. 333-52711
Select Dimensions Asset Manager
File No. 033-80738
Select Dimensions Series I

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE

File No. 333-101928
Select Leaders Series II/IIR/III/IV
File No. 333-102625
Select Leaders Outlook Series I/IR/II
File No. 333-34998
Select Leaders Series I
File No. 333-69491
Select Dimensions Series II
File No. 333-52707
Select Dimensions Asset Manager
File No. 033-80732
Select Dimensions Series I

Product Information Notice Dated August 16, 2019

Effective August 1, 2019, Morgan Stanley Investment Management, Inc., entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Morgan Stanley Variable Insurance Fund, Inc.

This Supplement Should Be Retained For Future Reference.

HV-7777